REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 570,341	$ 540,768	$ 431,943
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	438,832	412,993	326,713
Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	131,509	$ 127,775	$ 105,230
Integrated solutions contracts revenue
Disaggregation of Revenue [Line Items]
Revenues	467,371
Integrated solutions contracts revenue | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	337,842
Integrated solutions contracts revenue | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	129,529
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	33,102
Product [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	31,410
Product [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,692
Maintenance [Member]
Disaggregation of Revenue [Line Items]
Revenues	67,625
Maintenance [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	67,337
Maintenance [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	288
Extended Warranty Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,243
Extended Warranty Service Revenue [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,243